Average Annual Total Returns - PSF International Growth Portfolio	Class I 1 Year	Class I 5 Years	Class I 10 Years	Class II 1 Year	Class II 5 Years	Class II 10 Years	MSCI EAFE Index (GD) (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI EAFE Index (GD) (reflects no deduction for fees, expenses or taxes) 5 Years	MSCI EAFE Index (GD) (reflects no deduction for fees, expenses or taxes) 10 Years
Total	32.11%	14.83%	9.19%	31.58%	14.35%	8.75%	8.28%	7.97%	6.00%